Share-based Compensation - Black-Scholes Option Pricing Model to Estimate the Fair Value of Units Granted (Details) - $ / shares	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected life of units (years)		10 years
Expected annualized volatility		143.00%
Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Risk-free interest rate	1.65%	0.28%	1.41%
Expected life of units (years)	6 months		2 years
Expected annualized volatility	80.00%		97.00%
Weighted average Black-Scholes value of each unit	$ 1.76	$ 1.13	$ 0.67
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Risk-free interest rate	2.05%	0.29%	1.88%
Expected life of units (years)	14 years		10 years
Expected annualized volatility	106.00%		116.00%
Weighted average Black-Scholes value of each unit	$ 3.81	$ 1.17	$ 23.55